Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
North Shore Equity Rotation ETF
Shareholder Report [Line Items]
Fund Name	North Shore Equity Rotation ETF
Class Name	North Shore Equity Rotation ETF
Trading Symbol	KOOL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Shore Equity Rotation ETF for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at kooletf.com. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	kooletf.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
North Shore Equity Rotation ETF	$50	0.90%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.90%
Net Assets	$ 52,174,176
Holdings Count | Holdings	55
Advisory Fees Paid, Amount	$ 83,766
Investment Company, Portfolio Turnover	58.09%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Net Assets	$52,174,176
Number of Holdings	55
Net Advisory Fee	$83,766
Portfolio Turnover Rate	58.09%

Holdings [Text Block]	What did the Fund invest in? (as of September 30, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
iShares Core S&P 500 ETF	6.5%
NVIDIA Corp	5.5%
Microsoft Corp	4.4%
Quanta Services Inc	3.9%
Health Care Select Sector SPDR Fund	3.8%
Cameco Corp	3.8%
Technology Select Sector SPDR Fund	3.7%
Apple Inc	3.7%
Amazon.com Inc	3.6%
Uber Technologies Inc	3.3%